Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Oil and gas sales	$ 66,667	$ 115,969	$ 225,021
Expenses:
Lease operating expenses	28,508	40,130	48,597
Production taxes	354	2,470	5,927
Depreciation, depletion and amortization	28,720	63,497	87,818
Ceiling test write-down	40,304	266,562	0
General and administrative	26,040	20,777	22,870
Accretion of asset retirement obligation	2,515	3,259	2,958
Interest expense	30,019	33,766	29,281
Total expenses	156,460	430,461	197,451
Other income (expense):
Gain on sale of assets	0	21,937	0
Other income (expense)	(560)	391	679
Other income (expense), net	(560)	22,328	679
Income (loss) from operations	(90,353)	(292,164)	28,249
Income tax expense (benefit)	543	2,626	(2,941)
Net income (loss)	(90,896)	(294,790)	31,190
Preferred stock dividend	5,349	5,139	5,139
Net income (loss) available to common stockholders	$ (96,245)	$ (299,929)	$ 26,051
Basic
Net income (loss) per share (in usd per share)	$ (5.24)	$ (18.45)	$ 1.57
Diluted
Net income (loss) per share (in usd per share)	$ (5.24)	$ (18.45)	$ 1.57
Weighted average number of common shares:
Basic (shares)	18,354	16,256	16,051
Diluted (shares)	18,354	16,256	16,056